Employee benefit plans - Components of Net Periodic Benefit Cost Credit Recognized Related to Benefit Pension Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0.0	$ 0.0	$ 0.1
Interest cost	0.2	0.1	0.2
Amortization of unrecognized prior service credits	0.0	(4.5)	(11.9)
Actuarial loss (gain)	(0.2)	(0.2)	(3.5)
Net periodic benefit (income) cost	0.0	(4.6)	(15.1)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	2.5	2.5	5.4
Interest cost	47.0	50.3	50.9
Expected return on plan assets	(56.9)	(61.2)	(66.0)
Amortization of unrecognized prior service credits	(0.2)	0.0	0.0
Settlement	(9.7)	0.0	(1.4)
Curtailment	0.0	(1.3)	(2.6)
Actuarial loss (gain)	4.0	68.8	24.6
Net periodic benefit (income) cost	(13.3)	59.1	10.9
Domestic [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.0	0.0	0.0
Interest cost	30.8	32.0	30.8
Expected return on plan assets	(30.9)	(32.5)	(35.8)
Amortization of unrecognized prior service credits	0.0	0.0	0.0
Settlement	(9.7)	0.0	0.0
Curtailment	0.0	0.0	0.0
Actuarial loss (gain)	0.8	20.3	12.1
Net periodic benefit (income) cost	(9.0)	19.8	7.1
Foreign [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	2.5	2.5	5.4
Interest cost	16.2	18.3	20.1
Expected return on plan assets	(26.0)	(28.7)	(30.2)
Amortization of unrecognized prior service credits	(0.2)	0.0	0.0
Settlement	0.0	0.0	(1.4)
Curtailment	0.0	(1.3)	(2.6)
Actuarial loss (gain)	3.2	48.5	12.5
Net periodic benefit (income) cost	$ (4.3)	$ 39.3	$ 3.8